INVENTORIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [Abstract]
Inventories, at net realisable value	$ 7,101,000	$ 7,648,000	$ 11,344,000
Cost of sales	29,546,000	$ 38,001,000	$ 35,091,000
Inventory provision released during the year	$ 415,000